Investment Securities	9 Months Ended
Sep. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Investment securities
5	Investment securities

Investment securities consist of equity securities and debt securities.

(a)	Equity securities

The carrying amount and fair value of the equity securities by major security type and class of security as of December 31, 2021 and September 30, 2022 was as follows:

	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of September 30, 2022:
Wealth management products	584,077,496	660,509	584,738,005

Total	584,077,496	660,509	584,738,005

	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2021:
Wealth management products	845,888,854	1,158,441	847,047,295

Total	845,888,854	1,158,441	847,047,295

The investments in asset management products principally invests in bonds listed and traded between banks and exchanges, monetary market instruments, treasury bonds, convertible or exchangeable bonds and other fixed income financial instruments.

Wealth management products are investment products issued by commercial banks and other financial institutions in China. The wealth management products invest in a pool of liquid financial assets in the interbank market or exchange, including debt securities, asset backed securities, interbank lending, reverse repurchase agreements and bank deposits. The products can be redeemed on weekdays on demand.

(b)	Debt securities

	Amortized cost	Impairment	Net amortized cost
	RMB	RMB	RMB
As of September 30, 2022:
Investment in partnership	383,003,311	(7,845,764)	375,157,547
Corporate bond	4,518,925	(1,999,425)	2,519,500

Total	387,522,236	(9,845,189)	377,677,047

	Amortized cost	Impairment	Net amortized cost
	RMB	RMB	RMB
As of December 31, 2021:
Investment in partnership	246,400,000	(5,403,084)	240,996,916

Total	246,400,000	(5,403,084)	240,996,916

The debt securities are in the form of investments in partnership and corporate bond. The partnerships guarantee investment principle and a fixed interest income to the Group. The Group has the intent and ability to hold the debt securities to maturity or payoff.